Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Accrued promotions		$ 1,887	$ 2,124
Accrued grower payments	$ 32	1,649
Accrued employee related costs	3,135	1,132	2,172
Accrued offering costs		385
Accrued distribution fees and freight	482	624	406
Accrued accounting and legal fees	585	86	214
Accrued commissions		212
Accrued freight			150
Accrued promotions and expired product chargebacks	2,089	2,038	145
Accrued marketing		675	126
Other	1,316	843	508
Property, plant and equipment		964
Accrued Liabilities	7,933	8,608	$ 5,845
Accrued marketing and commissions	$ 294	887
Pro Forma
Accrued promotions and expired product chargebacks		$ 151